Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
Schedule of Property Plant and Equipment
	Land	Production facilities	Equipment	Right of use assets	Construction in progress (“CIP”)	Total
Cost
Balance at December 31, 2019	26,606	166,442	24,021	16,509	58,031	291,609
Additions	8	213	2,886	763	4,319	8,189
Transfers from CIP	509	8,212	2,287	—	(11,008)	—
Reclass to assets held for sale	(1,547)	—	—	—	(1,451)	(2,998)
Dispositions	(499)	(162)	(50)	(825)	(991)	(2,527)
Disposition of Bridge Farm (note 6)	(16,300)	(21,587)	(249)	(14,431)	(39,734)	(92,301)
Foreign currency translation	(137)	(181)	(1)	(122)	(347)	(788)
Balance at December 31, 2020	8,640	152,937	28,894	1,894	8,819	201,184
Acquisition (note 5)	—	4,169	2,209	5,730	—	12,108
Additions	—	593	1,975	579	1,209	4,356
Transfers from CIP	3,748	—	—	—	(3,748)	—
Dispositions	—	(468)	(301)	(165)	(177)	(1,111)
Balance at December 31, 2021	12,388	157,231	32,777	8,038	6,103	216,537

Accumulated amortization and impairment
Balance at December 31, 2019	3	5,400	3,697	363	162	9,625
Depreciation	475	6,249	4,847	638	—	12,209
Impairment	—	60,658	—	—	5,659	66,317
Dispositions	—	(37)	(44)	(176)	—	(257)
Disposition of Bridge Farm (note 6)	(473)	(2,879)	—	(251)	—	(3,603)
Foreign currency translation	(5)	(27)	—	(3)	—	(35)
Balance at December 31, 2020	—	69,364	8,500	571	5,821	84,256
Depreciation	—	2,914	5,438	897	—	9,249
Impairment	—	60,000	—	—	—	60,000
Dispositions	—	—	(10)	(147)	—	(157)
Balance at December 31, 2021	—	132,278	13,928	1,321	5,821	153,348

Net book value
Balance at December 31, 2020	8,640	83,573	20,394	1,323	2,998	116,928
Balance at December 31, 2021	12,388	24,953	18,849	6,717	282	63,189